Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Summary of the share option changes during the period presented and the total number of share options outstanding

		Weighted
		average
		exercise
	Number	price
	of options	C$

Balance – January 1, 2022	2,092,596	16.90
Granted	29,200	9.65
Exercised	(40,542)	8.45
Forfeited/expired	(569,481)	17.49
Balance – December 31, 2022	1,511,773	16.07
Granted	59,300	15.42
Exercised	(33,799)	9.86
Forfeited/expired	(62,465)	16.13
Balance – December 31, 2023	1,474,809	16.19

Summary of estimated the fair value of the share options granted

	March 22,			June 12,			September 8,			November 16,
	2023			2023			2023			2023

Exercise price	C$	13.39		C$	19.87		C$	12.38		C$	12.41
Expected volatility		70%			70%			69%			70%
Expected life of options		6	years		6	years		6	years		6	years
Risk-free interest rate		3.38%			3.22%			3.71%			4.16%
Dividend yield		—			—			—			—
Number of share options issued		13,900			23,450			7,650			14,300

	August 15,			December 20,
	2022			2022

Exercise price	C$	9.20		C$	12.46
Expected volatility		68%			71%
Expected life of options		6	years		6	years
Risk-free interest rate		2.76%			2.95%
Dividend yield		—			—
Number of share options issued		25,200			4,000

Summary of the share options outstanding

The following table summarizes information about the share options outstanding as at December 31, 2023:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual	options
C$	outstanding	life (years)	exercisable

8.01 – 10.00	317,609	5.30	314,535
10.01 – 12.00	109,534	4.23	109,534
12.01 – 14.00	37,650	8.02	9,050
14.01 – 16.00	142,456	3.43	133,759
16.01 – 18.00	421,889	6.40	376,252
18.01 – 20.00	21,700	9.45	—
20.01 – 22.00	300	6.63	248
22.01 – 24.00	411,871	7.38	266,951
24.01 – 26.00	1,800	6.90	1,373
28.01 – 30.00	10,000	7.20	6,879
	1,474,809	6.08	1,218,581

Summary of the RSUs changes during the period

		Weighted
		average
		remaining
	Number of	contractual
	RSUs	life (years)

Balance – January 1, 2022	232,317	2.45
Granted	385,083	3.00
Vested	(62,738)	—
Forfeited	(110,801)	2.14
Balance – December 31, 2022	443,861	2.38
Granted	235,500	3.00
Vested	(162,131)	—
Forfeited	(23,834)	1.56
Balance – December 31, 2023	493,396	1.99

Number of
DSUs

Balance - January 1, 2022	—
Granted	60,000
Balance - December 31, 2022	60,000
Granted	25,000
Vested	(10,000)
Balance - December 31, 2023	75,000